RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties	Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2024	2023	2022	2024	2023	2022	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(65)	(12)	(863)	226	475	47	641	903	(2,087)	(2,250)
Fellow subsidiaries	(33)	(28)	(60)	216	194	171	34	26	(221)	(251)
Joint ventures	(258)	(183)	(77)	84	55	17	4,812	4,486	(1,567)	(781)
	(356)	(223)	(1,000)	526	724	235	5,487	5,415	(3,875)	(3,282)